Summary of Group's Operating Segment Results (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Segment Reporting Information [Line Items]
Total revenues			¥ 84,809	¥ 70,549
Total revenues	$ 14,876	¥ 102,277
Operating costs and expenses:
Cost of revenues	7,526	51,744	43,062	35,278
Selling, general and administrative	2,797	19,231	13,128	15,071
Research and development	2,294	15,772	12,928	10,151
Total operating costs and expenses	12,617	86,747	69,118	60,500
Operating profit (loss)	2,259	15,530	15,691	10,049
Total other income (loss), net	1,715	11,795	5,592	4,460
Income (loss) before income taxes	3,974	27,325	21,283	14,509
Income taxes	690	4,743	2,995	2,913
Net income (loss)	3,284	22,582	18,288	11,596
Less: net income (loss) attributable to noncontrolling interests	(726)	(4,991)	(13)	(36)
Net income (loss) attributable to Baidu, Inc.	4,010	27,573	18,301	11,632
Operating Segments | Baidu Core
Segment Reporting Information [Line Items]
Total revenues			67,681	59,470
Total revenues	11,384	78,271
Operating costs and expenses:
Cost of revenues	3,689	25,370	25,688	23,806
Selling, general and administrative	2,227	15,310	10,586	13,493
Research and development	2,005	13,783	11,692	9,298
Total operating costs and expenses	7,921	54,463	47,966	46,597
Operating profit (loss)	3,463	23,808	19,715	12,873
Total other income (loss), net	1,915	13,169	5,385	4,730
Income (loss) before income taxes	5,378	36,977	25,100	17,603
Income taxes	678	4,664	3,001	2,915
Net income (loss)	4,700	32,313	22,099	14,688
Less: net income (loss) attributable to noncontrolling interests	(188)	(1,292)	(9)	(30)
Net income (loss) attributable to Baidu, Inc.	4,888	33,605	22,108	14,718
Operating Segments | iQIYI
Segment Reporting Information [Line Items]
Total revenues			17,378	11,237
Total revenues	3,634	24,989
Operating costs and expenses:
Cost of revenues	3,946	27,133	17,386	11,437
Selling, general and administrative	606	4,168	2,675	1,766
Research and development	290	1,994	1,270	824
Total operating costs and expenses	4,842	33,295	21,331	14,027
Operating profit (loss)	(1,208)	(8,306)	(3,953)	(2,790)
Total other income (loss), net	(98)	(676)	208	(271)
Income (loss) before income taxes	(1,306)	(8,982)	(3,745)	(3,061)
Income taxes	12	79	(8)	13
Net income (loss)	(1,318)	(9,061)	(3,737)	(3,074)
Less: net income (loss) attributable to noncontrolling interests	7	49	0	0
Net income (loss) attributable to Baidu, Inc.	(1,325)	(9,110)	(3,737)	(3,074)
Intersegment Eliminations & Adjustments
Segment Reporting Information [Line Items]
Total revenues			(250)	(158)
Total revenues	(142)	(983)
Operating costs and expenses:
Cost of revenues	(109)	(759)	(12)	35
Selling, general and administrative	(36)	(247)	(133)	(188)
Research and development	(1)	(5)	(34)	29
Total operating costs and expenses	(146)	(1,011)	(179)	(124)
Operating profit (loss)	4	28	(71)	(34)
Total other income (loss), net	(102)	(698)	(1)	1
Income (loss) before income taxes	(98)	(670)	(72)	(33)
Income taxes	0	0	2	(15)
Net income (loss)	(98)	(670)	(74)	(18)
Less: net income (loss) attributable to noncontrolling interests	(545)	(3,748)	(4)	(6)
Net income (loss) attributable to Baidu, Inc.	$ 447	¥ 3,078	¥ (70)	¥ (12)